Schedule of Investments California Municipal Fund Inc. ^

(Unaudited) July 31, 2019

Principal Amount		Value†
(000’s omitted)		(000’s omitted)
Municipal Notes 162.7%
American Samoa 0.7%
$600	American Samoa Econ. Dev. Au. Gen. Rev. Ref., Ser. 2015-A, 6.25%, due 9/1/2029	$638
California 144.4%
1,000	Bay Area Toll Au. Toll Bridge Rev., Ser. 2013-S-4, 5.00%, due 4/1/2027 Pre-Refunded 4/1/2023	1,147
	California Ed. Facs. Au. Ref. Rev. (Univ. of Redlands)
250	Ser. 2016-A, 5.00%, due 10/1/2028	305
260	Ser. 2016-A, 3.00%, due 10/1/2029	275
400	Ser. 2016-A, 3.00%, due 10/1/2030	418
1,000	California Ed. Facs. Au. Rev. (Green Bond- Loyola Marymount Univ.), Ser. 2018-B, 5.00%, due 10/1/2048	1,196
1,000	California Hlth. Facs. Fin. Au. Rev. (Children’s Hosp. Los Angeles), Ser. 2012-A, 5.00%, due 11/15/2026	1,109
1,000	California Infrastructure & Econ. Dev. Bank St. Sch. Fund Lease Rev. (King City Joint Union High Sch. Dist. Fin.), Ser. 2010, 5.13%, due 8/15/2024	1,022
1,000	California Muni. Fin. Au. Charter Sch. Lease Rev. (Sycamore Academy Proj.), Ser. 2014, 5.63%, due 7/1/2044	1,056	(a)(b)
500	California Muni. Fin. Au. Charter Sch. Lease Rev. (Vista Charter Middle Sch. Proj.), Ser. 2014, 5.13%, due 7/1/2029	548
255	California Muni. Fin. Au. Charter Sch. Rev. (John Adams Academics Proj.), Ser. 2015-A, 4.50%, due 10/1/2025	265
1,000	California Muni. Fin. Au. Charter Sch. Rev. (Palmdale Aerospace Academy Proj.), Ser. 2016, 5.00%, due 7/1/2031	1,123	(a)
500	California Muni. Fin. Au. Rev. (Baptist Univ.), Ser. 2015-A, 5.00%, due 11/1/2030	573	(a)
	California Muni. Fin. Au. Rev. (Biola Univ.)
375	Ser. 2013, 4.00%, due 10/1/2025	409
410	Ser. 2013, 4.00%, due 10/1/2026	445
455	Ser. 2013, 4.00%, due 10/1/2027	493
600	California Muni. Fin. Au. Rev. (Southwestern Law Sch.), Ser. 2011, 6.00%, due 11/1/2026	665
	California Muni. Fin. Au. Rev. (Touro College & Univ. Sys. Obligated Group)
605	Ser. 2014-A, 4.00%, due 1/1/2027	640
630	Ser. 2014-A, 4.00%, due 1/1/2028	663
330	Ser. 2014-A, 4.00%, due 1/1/2029	345
2,000	California Muni. Fin. Au. Std. Hsg. Rev. (CHF-Davis I, LLC-West Villiage Std. Hsg. Proj.), Ser. 2018, (BAM Insured), 4.00%, due 5/15/2048	2,159
400	California Sch. Fac. Fin. Au. Rev. (Alliance College - Ready Pub. Sch. Proj.), Ser. 2015-A, 5.00%, due 7/1/2030	459	(a)
1,500	California Sch. Fac. Fin. Au. Rev. (Green Dot Pub. Sch. Proj.), Ser. 2018-A, 5.00%, due 8/1/2048	1,731	(a)
	California Sch. Fac. Fin. Au. Rev. (KIPP LA Proj.)
400	Ser. 2017-A, 4.00%, due 7/1/2023	435	(a)
330	Ser. 2014-A, 4.13%, due 7/1/2024	352
375	Ser. 2017-A, 5.00%, due 7/1/2025	440	(a)
130	Ser. 2017-A, 5.00%, due 7/1/2027	158	(a)
2,195	California St. Dept. of Veterans Affairs Home Purchase Ref. Rev., Ser. 2016-A, 3.00%, due 6/1/2029	2,286
	California St. Dept. of Wtr. Res. Ctr. Valley Proj. Rev. (Wtr. Sys.)
15	Ser. 2012-AN, 5.00%, due 12/1/2021	16
540	Ser. 2012-AN, 5.00%, due 12/1/2021	591
	California St. Dept. of Wtr. Res. Pwr. Supply Rev.
1,240	Ser. 2010-L, 5.00%, due 5/1/2022 Pre-Refunded 5/1/2020	1,278
760	Ser. 2010-L, 5.00%, due 5/1/2022	783
1,500	California St. G.O., Ser. 2012, 5.00%, due 2/1/2027	1,645

See Notes to Schedule of Investments

Principal Amount		Value†
(000’s omitted)		(000’s omitted)
$2,000	California St. Poll. Ctrl. Fin. Au. Rev. (San Jose Wtr. Co. Proj.), Ser. 2016, 4.75%, due 11/1/2046	$2,248
710	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Aemerage Redak Svcs. So. California LLC Proj.), Ser. 2016, 7.00%, due 12/1/2027	568	(a)(b)(c)
600	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Calplant I Green Bond Proj.), Ser. 2019, 7.50%, due 12/1/2039	573	(d)
550	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Green Bond-Rialto Bioenergy Fac. LLC, Proj.), Ser. 2019, 7.50%, due 12/1/2040	567	(a)
2,000	California St. Poll. Ctrl. Fin. Au. Wtr. Furnishing Rev., Ser. 2012, 5.00%, due 7/1/2027	2,185	(a)
1,095	California St. Pub. Works Board Lease Rev. (California Comm. Colleges), Ser. 2004-B, 5.50%, due 6/1/2020	1,099
415	California St. Sch. Fin. Au. Charter Sch. Rev. (Downtown College Prep-Oblig. Group), Ser. 2016, 4.50%, due 6/1/2031	443	(a)
400	California St. Sch. Fin. Au. Charter Sch. Rev. (Rocketship Edu.), Ser. 2016-A, 5.00%, due 6/1/2031	429	(a)
445	California St. Sch. Fin. Au. Ed. Facs. Rev. (Partnerships Uplifts Comm. Valley Proj.), Ser. 2014-A, 5.35%, due 8/1/2024	471	(a)
1,000	California St. Var. Purp. G.O., Ser. 2012, 4.00%, due 9/1/2021	1,063
1,200	California Statewide CDA College Hsg. Rev. (NCCD-Hooper Street LLC-College of the Arts Proj.), Ser. 2019, 5.25%, due 7/1/2052	1,356	(a)
1,325	California Statewide CDA Hosp. Rev. (Methodist Hosp. of Southern Proj.), Ser. 2018, 4.25%, due 1/1/2043	1,438
720	California Statewide CDA Rev. (Henry Mayo Newhall Mem. Hosp.), Ser. 2014-A, (AGM Insured), 5.00%, due 10/1/2026	838	(e)
500	California Statewide CDA Rev. (Loma Linda Univ. Med. Ctr.), Ser. 2018-A, 5.50%, due 12/1/2058	581	(a)
700	California Statewide CDA Rev. (Redwoods Proj.), Ser. 2013, 5.00%, due 11/15/2028	808
285	California Statewide CDA Rev. (Sr. Living So. California Presbyterian Homes), Ser. 2009, 6.25%, due 11/15/2019	289	(a)
600	California Statewide CDA Rev. Ref. (Lancer Ed. Std. Hsg. Proj.), Ser. 2016-A, 5.00%, due 6/1/2036	672	(a)
1,500	California Statewide CDA Rev. Ref. (Loma Linda Univ. Med. Ctr.), Ser. 2014-A, 5.25%, due 12/1/2029	1,719
1,500	California Statewide CDA Rev. Ref. (Redlands Comm. Hosp.), Ser. 2016, 4.00%, due 10/1/2041	1,607
1,200	California Statewide CDA Spec. Tax Rev. Ref. (Comm. Facs. Dist. #2007-01 Orinda Wilder Proj.), Ser. 2015, 4.50%, due 9/1/2025	1,358
2,055	California Statewide CDA Std. Hsg. Rev. (Univ. of Irvin Campus Apts. Phase IV), Ser. 2017-A, 5.00%, due 5/15/2032	2,476
500	California Statewide CDA Std. Hsg. Rev. Ref. (Baptist University), Ser. 2017-A, 5.00%, due 11/1/2032	589	(a)
2,000	Contra Costa Co. Redev. Agcy. Successor Agcy. Tax Allocation Ref., Ser. 2017-A, (BAM Insured), 5.00%, due 8/1/2031	2,487
	Corona Norco Unified Sch. Dist. Pub. Fin. Au. Sr. Lien Rev.
350	Ser. 2013-A, 5.00%, due 9/1/2026	397
560	Ser. 2013-A, 5.00%, due 9/1/2027	634
1,365	Daly City Hsg. Dev. Fin. Agcy. Rev. Ref. (Franciscan Mobile Home Park), Ser. 2007-A, 5.00%, due 12/15/2021	1,369
2,000	Davis Joint Unified Sch. Dist. Cert. of Participation (Yolo Co.), Ser. 2014, (BAM Insured), 4.00%, due 8/1/2024	2,259
1,250	Emeryville Redev. Agcy. Successor Agcy. Tax Allocation Ref. Rev., Ser. 2014-A, (AGM Insured), 5.00%, due 9/1/2025	1,488
1,500	Foothill-Eastern Trans. Corridor Agcy. Toll Road Rev. Ref., Subser. 2014-B2, 3.50%, due 1/15/2053	1,520

See Notes to Schedule of Investments

Principal Amount		Value†
(000’s omitted)		(000’s omitted)
	Golden St. Tobacco Securitization Corp. Tobacco Settlement Rev. Ref.
$2,000	Ser. 2018-A-1, 5.00%, due 6/1/2047	$2,020
5,000	Ser. 2018-A-2, 5.00%, due 6/1/2047	5,050
1,000	Imperial Comm. College Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2011-A, (AGM Insured), 6.75%, due 8/1/2040 Pre-Refunded 8/1/2025	1,328
1,000	Inglewood Unified Sch. Dist. Facs. Fin. Au. Rev., Ser. 2007, (AGM Insured), 5.25%, due 10/15/2026	1,193
	Irvine Spec. Tax (Comm. Facs. Dist. Number 2005-2)
150	Ser. 2013, 4.00%, due 9/1/2023	167
300	Ser. 2013, 4.00%, due 9/1/2024	334
450	Ser. 2013, 4.00%, due 9/1/2025	500
645	Ser. 2013, 3.50%, due 9/1/2026	701
690	Ser. 2013, 3.63%, due 9/1/2027	751
680	Jurupa Pub. Fin. Auth. Spec. Tax Rev., Ser. 2014-A, 5.00%, due 9/1/2024	812
	La Verne Cert. of Participation (Brethren Hillcrest Homes)
315	Ser. 2014, 5.00%, due 5/15/2026	341
500	Ser. 2014, 5.00%, due 5/15/2029	537
1,105	Lodi Pub. Fin. Au. Lease Rev., Ser. 2012, 5.25%, due 10/1/2026	1,207
2,000	Los Angeles Muni. Imp. Corp. Lease Ref. Rev. (Real Property), Ser. 2012-C, 5.00%, due 3/1/2027	2,204
210	Mill Valley Sch. Dist. G.O. Cap. Appreciation, Ser. 1994-A, 0.00%, due 8/1/2019	210
820	Mountain House Pub. Fin. Au. Utils. Sys. Rev., Ser. 2007, 5.00%, due 12/1/2022	823
1,385	Ohlone Comm. College Dist. G.O. (Election 2010), Ser. 2014-B, 0.00%, due 8/1/2029	1,021
500	Oroville Rev. (Oroville Hosp.), Ser. 2019, 5.25%, due 4/1/2049	584
1,490	Oxnard Harbor Dist. Rev., Ser. 2011-B, 4.50%, due 8/1/2024	1,692
1,250	Palomar Hlth. Ref. Rev., Ser. 2016, 4.00%, due 11/1/2039	1,302
1,500	Pico Rivera Pub. Fin. Au. Lease Rev., Ser. 2009, 4.75%, due 9/1/2025 Pre-Refunded 9/1/2019	1,505
1,000	Rancho Cucamonga Redev. Agcy. Successor Agcy. Tax Allocation Rev. (Rancho Redev. Proj.), Ser. 2014, (AGM Insured), 5.00%, due 9/1/2027	1,181
	Riverside Co. Comm. Facs. Dist. Spec. Tax Rev. (Scott Road)
200	Ser. 2013, 4.00%, due 9/1/2021	205
600	Ser. 2013, 5.00%, due 9/1/2025	653
	Riverside Co. Trans. Commission Toll Rev. Sr. Lien (Cap. Appreciation)
1,320	Ser. 2013-B, 0.00%, due 6/1/2022	1,246
1,500	Ser. 2013-B, 0.00%, due 6/1/2023	1,384
	Romoland Sch. Dist. Spec. Tax Ref. (Comm. Facs. Dist. Number 2006-1)
100	Ser. 2017, 4.00%, due 9/1/2029	110
200	Ser. 2017, 4.00%, due 9/1/2030	218
525	Ser. 2017, 3.25%, due 9/1/2031	538
1,700	Sacramento Area Flood Ctrl. Agcy. Ref. (Consol Capital Assessment Dist. Number 2), Ser. 2016-A, 5.00%, due 10/1/2047	1,999
	Sacramento City Fin. Au. Ref. Rev. (Master Lease Prog. Facs.)
1,000	Ser. 2006-E, (AMBAC Insured), 5.25%, due 12/1/2024	1,215
400	Ser. 2006-E, (AMBAC Insured), 5.25%, due 12/1/2026	511
1,950	Sacramento Co. Arpt. Sys. Rev. Ref., Ser. 2018-C, 5.00%, due 7/1/2033	2,404
500	Sacramento Spec. Tax (Natomas Meadows Comm. Facs. Dist. Number 2007-01), Ser. 2017, 5.00%, due 9/1/2047	557	(a)
1,000	San Francisco City & Co. Arpts. Commission Int’l Ref. Rev., Ser. 2009-C2, 5.00%, due 5/1/2021	1,003
2,000	San Francisco City & Co. Unified Sch. Dist. Ref. Rev., Ser. 2012, 4.00%, due 6/15/2025	2,052
385	San Jose Multi-Family Hsg. Rev. (Fallen Leaves Apts. Proj.), Ser. 2002-J1, (AMBAC Insured), 4.95%, due 12/1/2022	386
1,070	San Juan Unified Sch. Dist. G.O., Ser. 2012-C, 4.00%, due 8/1/2025	1,134

See Notes to Schedule of Investments

Principal Amount		Value†
(000’s omitted)		(000’s omitted)
$3,000	San Mateo Co. Joint Pwr. Fin. Au. Lease Rev. (Capital Proj.), Ser. 2018-A, 4.00%, due 7/15/2052	$3,269
685	San Mateo Foster City Sch. Dist. G.O. (Election 2015), Ser. 2016-A, 4.00%, due 8/1/2029	787
	San Mateo Union High Sch. Dist. G.O. (Election 2010)
105	Ser. 2011-A, 0.00%, due 9/1/2025	81
895	Ser. 2011-A, 0.00%, due 9/1/2025 Pre-Refunded 9/1/2021	690
1,390	San Rafael Redev. Agcy. Tax Allocation Ref. (Central San Rafael Redev. Proj.), Ser. 2009, (Assured Guaranty Insured), 5.00%, due 12/1/2021	1,408
	Santa Maria Bonita Sch. Dist. Cert. of Participation (New Sch. Construction Proj.)
310	Ser. 2013, (BAM Insured), 3.25%, due 6/1/2025	334
575	Ser. 2013, (BAM Insured), 3.50%, due 6/1/2026	617
325	Ser. 2013, (BAM Insured), 3.50%, due 6/1/2027	347
270	Ser. 2013, (BAM Insured), 3.50%, due 6/1/2028	287
1,000	Santa Monica-Malibu Unified Sch. Dist. Ref. G.O., Ser. 2013, 3.00%, due 8/1/2027	1,057
1,000	Successor Agcy. to the Monrovia Redev. Agcy. Tax Allocation Rev. (Cent. Redev. Proj.), Ser. 2013, 5.00%, due 8/1/2026	1,097
255	Sulphur Springs Union Sch. Dist. Cert. of Participation Conv. Cap. Appreciation Bonds, Ser. 2010, (AGM Insured), 6.50%, due 12/1/2037	279
1,145	Sulphur Springs Union Sch. Dist. Cert. of Participation Conv. Cap. Appreciation Bonds (Unrefunded), Ser. 2010, (AGM Insured), 6.50%, due 12/1/2037	1,443
2,000	Sweetwater Union High Sch. Dist. Pub. Fin. Au. Rev., Ser. 2013, (BAM Insured), 5.00%, due 9/1/2025	2,276
325	Univ. of California Reg. Med. Ctr. Pooled Rev. Ref., Ser. 2007-B-2, 1.33%, due 5/15/2032	325	(f)
	Vernon Elec. Sys. Rev.
340	Ser. 2009-A, 5.13%, due 8/1/2021 Pre-Refunded 8/1/2019	340
485	Ser. 2009-A, 5.13%, due 8/1/2021	487
3,000	Victor Valley Comm. College Dist. G.O. Cap. Appreciation (Election 2008), Ser. 2009-C, 0.00%, due 8/1/2037	4,202	(g)
3,500	William S.Hart Union High Sch. Dist. G.O. Cap. Appreciation (Election 2001), Ser. 2005-B, (AGM Insured), 0.00%, due 9/1/2026	3,116
2,250	Wiseburn Sch. Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2011-B, (AGM Insured), 0.00%, due 8/1/2036	2,273	(h)
		124,354
Georgia 0.5%
600	Greene Co. Dev. Au. Swr. Fac. Rev., Ser. 2015, 6.13%, due 1/1/2025	404	(a)(b)(c)(i)(j)
Guam 1.2%
1,000	Guam Gov’t Waterworks Au. Wtr. & Wastewater Sys. Rev., Ser. 2010, 5.25%, due 7/1/2025 Pre-Refunded 7/1/2020	1,038
Illinois 1.2%
1,000	Chicago Ref. G.O., Ser. 2003-B, 5.00%, due 1/1/2023	1,076
Louisiana 0.6%
500	Louisiana Pub. Facs. Au. Rev. (Southwest Louisiana Charter Academy Foundation Proj.), Ser. 2013-A, 7.63%, due 12/15/2028	536
New Jersey 0.9%
750	New Jersey St. Econ. Dev. Au. Rev. (Continental Airlines, Inc., Proj.), Ser. 1999, 5.13%, due 9/15/2023	813
New York 0.8%
650	Build NYC Res. Corp. Rev., Ser. 2014, 5.25%, due 11/1/2034	698
North Carolina 0.7%
555	North Carolina Med. Care Commission Hlth. Care Fac. First Mtge. Rev. (Lutheran Svcs. for Aging, Inc.), Ser. 2012-A, 4.25%, due 3/1/2024	583

See Notes to Schedule of Investments

Principal Amount		Value†
(000’s omitted)		(000’s omitted)
Ohio 4.5%
$3,900	Buckeye Tobacco Settlement Fin. Au. Asset-Backed Sr. Rev. (Turbo), Ser. 2007-A-2, 5.88%, due 6/1/2030	$3,845
Pennsylvania 2.5%
	Pennsylvania St. Turnpike Commission Rev.
285	Subser. 2010-B2, 6.00%, due 12/1/2034 Pre-Refunded 12/1/2020	303
305	Subser. 2010-B2, 6.00%, due 12/1/2034 Pre-Refunded 12/1/2020	325
1,410	Subser. 2010-B2, 6.00%, due 12/1/2034 Pre-Refunded 12/1/2020	1,500
		2,128
Puerto Rico 3.8%
1,000	Puerto Rico Muni. Fin. Agcy. Rev., Ser. 2002-A, (AGM Insured), 5.25%, due 8/1/2021	1,019
2,250	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Ser. 2018-A-1, 5.00%, due 7/1/2058	2,250
		3,269
Texas 0.9%
300	Mission Econ. Dev. Corp. Wtr. Supply Rev. (Green Bond-Env. Wtr. Minerals Proj.), Ser. 2015, 7.75%, due 1/1/2045	270	(a)(b)(c)
450	New Hope Cultural Ed. Facs. Fin. Corp. Sr. Living Rev. (Bridgemoor Plano Proj.), Ser. 2018-A, 7.25%, due 12/1/2053	472
		742
	Total Investments 162.7% (Cost $128,604)	140,124
	Other Assets Less Liabilities 1.1%	967
	Liquidation Value of Variable Rate Municipal Term Preferred Shares (net of unamortized deferred offering costs of approximately $41,000) (63.8)%	(54,959)
	Net Assets Applicable to Common Stockholders 100.0%	$86,132

(a)

Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2019, these securities amounted to approximately $15,356,000, which represents 17.8% of net assets applicable to common stockholders of the Fund. Securities denoted with (a) but without (b), if any, have been deemed by the investment manager to be liquid.

(b)	Illiquid security.
(c)	Defaulted Security.
(d)	When-issued security. Total value of all such securities at July 31, 2019 amounted to approximately $573,000, which represents 0.7% of net assets applicable to common stockholders of the Fund.
(e)	All or a portion of this security is segregated in connection with obligations for when-issued securities with a total value of approximately $838,000.
(f)

Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at July 31, 2019.

(g)	Currently a zero coupon security; will convert to 6.88% on August 1, 2019.
(h)	Currently a zero coupon security; will convert to 7.30% on August 1, 2026.
(i)	Value determined using significant unobservable inputs.
(j)

Security fair valued as of July 31, 2019 in accordance with procedures approved by the Board of Directors. Total value of all such securities at July 31, 2019 amounted to approximately $404,000, which represents 0.5% of net assets applicable to common stockholders of the Fund.

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2019:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
Municipal Notes
Georgia	$—	$—	$404	$404
Other Municipal Notes(a)	—	139,720	—	139,720
Total Investments	$—	$139,720	$404	$140,124

(a)         The Schedule of Investments provides a categorization by state/territory for the portfolio.

(b)         The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 11/1/2018	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 7/31/2019	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2019
Investments in Securities:
Municipal Notes(c)
Georgia	$—	$—	$—	$(162)	$—	$—	$566	$—	$404	$(162)
Total	$—	$—	$—	$(162)	$—	$—	$566	$—	$404	$(162)

(c)           As of the period ended July 31, 2019, these investments were valued in accordance with procedures approved by the Board of Directors. These investments did not have a material impact on the Fund’s net assets applicable to common stockholders and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

^                   A balance indicated with a “-”, either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

July 31, 2019

Notes to Schedule of Investments Municipal Closed-End Funds (Unaudited)

†                 In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman California Municipal Fund Inc., Neuberger Berman Municipal Fund Inc. and Neuberger Berman New York Municipal Fund Inc., (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•                  Level 3 — unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in municipal notes and liquidating trust - real estate is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions (generally Level 2 inputs). Other Level 2 and 3 inputs used by independent pricing services to value municipal notes and liquidating trust - real estate include current trades, bid-wanted lists (which inform the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, appraisals, bid offers and specific data on specialty issues.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Funds’ Board of Directors has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13, “Fair Value Measurement (Topic 820: Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement”) (“ASU 2018-13”).  ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 will require the disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements and the changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 will also require that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 and allows for early adoption of either the entire standard or only the provisions that eliminate or modify the disclosure requirements. Management has elected to adopt early the provisions that eliminate the disclosure requirements. Management is still currently evaluating the impact of applying the rest of the guidance.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent stockholder reports.